SEGMENT REPORTING (Details) - USD ($)	2 Months Ended	12 Months Ended
	Dec. 31, 2023	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
IfrsStatementLineItems [Line Items]
Non-current assets other than financial instruments	$ 14,003,363	$ 1,274,184	$ 8,460,569
Net revenue	3,638,087	23,353,185	17,757,283	$ 9,378,673
Gross profit (loss)	2,370,774	12,671,514	8,123,078	6,100,468
Gross profit before fair value adjustment	2,144,554	11,888,868
Oregon [Member]
IfrsStatementLineItems [Line Items]
Non-current assets other than financial instruments	8,187,649	7,362,957	4,719,260
Net revenue	1,529,088	11,001,261	8,852,104	5,152,286
Gross profit (loss)	766,291	5,259,439	3,039,159	2,325,304
Gross profit before fair value adjustment	902,603	4,615,259
Michigan [Member]
IfrsStatementLineItems [Line Items]
Non-current assets other than financial instruments	4,054,332	4,016,861	3,741,309
Net revenue	2,012,949	11,422,908	8,905,179	3,882,332
Gross profit (loss)	1,597,643	6,791,700	5,083,919	3,585,462
Gross profit before fair value adjustment	1,235,111	6,653,234
Other [Member]
IfrsStatementLineItems [Line Items]
Non-current assets other than financial instruments	1,761,382	1,361,366
Net revenue				344,055
Gross profit (loss)				189,702
Gross profit before fair value adjustment
Services [Member]
IfrsStatementLineItems [Line Items]
Non-current assets other than financial instruments
Net revenue	96,050	929,016
Gross profit (loss)	6,840	620,375
Gross profit before fair value adjustment	$ 6,840	$ 620,375